As filed with the Securities and Exchange Commission on November 29, 2006

Securities Act File No. 33-61997

Investment Company Act File No. 811-7343

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : ☐

PRE-EFFECTIVE AMENDMENT NO.                 ☐

POST-EFFECTIVE AMENDMENT NO. 29       ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:  ☐

POST-EFFECTIVE AMENDMENT NO. 30        ☒

(Check appropriate box or boxes)

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE
100 MULBERRY STREET, 4TH FLOOR
NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (973) 802-5032

CLAUDIA DIGIACOMO, ESQ.
GATEWAY CENTER THREE
100 MULBERRY STREET, 4TH FLOOR
NEWARK, NEW JERSEY 07102-4077

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

As soon as practicable after the effective date
of the Registration Statement.

It is proposed that this filing will become effective

(check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☒                                  on November 30, 2006 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on  (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Title of Securities Being Registered         Shares of Common Stock, $.01 par value per share

Parts A, B and C to The Prudential Investment Portfolios, Inc. (the “Company”) Post –Effective Amendment No. 28 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 29 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on September 29, 2006 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of November 28, 2006.  It is proposed that the Post-Effective Amendment become effective on November 30, 2006, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 29th day of November, 2006.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

*By:	/s/ Judy A. Rice
Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

*		Director
Linda W. Bynoe

*		Director
David E.A. Carson

*		Director
Robert E. LaBlanc

*		Director
Robert F. Gunia

*		Director
Douglas H. McCorkindale

*		Director
Richard A. Redeker

Director and President (Principal
*		Executive Officer)
Judy A. Rice

*		Director
Robin M. Smith

*		Director
Stephen G. Stoneburn

*		Director
Clay T. Whitehead

*		Treasurer and Principal Financial
Grace C. Torres		and Accounting Officer

By:	/s/ Claudia DiGiacomo		November 29, 2006
(Claudia DiGiacomo, Attorney-in-Fact)